PREMISES AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Land	$ 4,746	$ 4,746
Buildings	13,623	13,583
Leasehold Improvements	10,731	10,717
Furniture and Equipment	12,405	12,905
Construction in Process	580	30
Total	42,085	41,981
Accumulated depreciation and amortization	(22,201)	(20,793)
Premises and equipment, net	$ 19,884	$ 21,188